Fair Value Measurements - Changes in Level 3 inputs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value at January 1,	$ 16,169	$ 15,852	$ 15,852	$ 27,756
Interest expense accrued	37	150	150	364
Principal and interest expense paid			0	(13,328)
Increase in fair value	(2,321)	167	167	1,060
Fair value at December 31,	$ 13,885	$ 16,169	$ 16,169	$ 15,852